Plan's Share in Master Trust Investments and Payables (Details) - Disney Savings and Investment Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net Asset Available for Benefit	$ 14,375,492	$ 12,726,205
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at Fair Value	14,262,652	12,628,844
Dividends Receivable	7,266	5,279
Payables	(941)	(351)
Net Asset Available for Benefit	14,268,977	12,633,772
Disney Stock Funds | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at Fair Value	1,095,825	1,168,293
Registered Investment Companies | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at Fair Value	1,907,257	1,932,493
Collective Investment Trusts | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at Fair Value	$ 11,259,570	$ 9,528,058